Impact Shares Sustainable Development Goals Global Equity ETF Schedule of Investments September 30, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.9%

Australia — 3.6%
Aurizon Holdings	1,384	$3,792
Australia & New Zealand Banking Group	2,357	47,967
Brambles	1,151	8,962
Dexus‡	668	5,216
Downer EDI	499	2,330
Fortescue Metals Group	1,366	14,774
Mirvac Group‡	3,105	6,712
National Australia Bank	2,703	54,384
Newcrest Mining	648	10,606
OZ Minerals	252	4,101
Qantas Airways	652	2,673
QBE Insurance Group	1,188	10,014
Scentre Group‡	1,320	2,853
Stockland‡	1,948	6,309
Sydney Airport	701	4,176
Vicinity Centres‡	2,926	3,533

Total Australia		188,402

Canada — 6.2%
Agnico Eagle Mines	195	10,116
B2Gold	785	2,684
Bank of Nova Scotia	1,025	63,089
CAE*	233	6,961
Gildan Activewear	162	5,919
Kinross Gold	978	5,243
Lundin Mining	503	3,618
Ritchie Bros Auctioneers	86	5,307
Royal Bank of Canada	1,184	117,811
Stantec	86	4,040
Thomson Reuters	136	15,038
Toronto-Dominion Bank	1,511	100,030
Yamana Gold	720	2,842

Total Canada		342,698

France — 3.4%
AXA	1,722	48,042
BNP Paribas	955	61,329
Covivio‡	36	3,036
Kering	61	43,526
Societe Generale	649	20,444
Valeo	194	5,450

Total France		181,827

Germany — 4.9%
Bayerische Motoren Werke	272	26,075
Commerzbank	782	5,213
SAP	899	121,713
Siemens	673	110,636

Total Germany		263,637

Italy — 1.1%
Intesa Sanpaolo	14,432	41,016
UniCredit	1,753	23,352

Total Italy		64,368

Japan — 4.6%
ANA Holdings	31	809
Asics	22	507
Astellas Pharma	1,244	20,595
Bridgestone	406	19,356
Canon	700	17,237
East Japan Railway	129	9,090
Eisai	192	14,484
Fast Retailing	53	39,278
FUJIFILM Holdings	265	22,951

Description	Shares	Fair Value

Fujitsu	126	$22,994
Konica Minolta	15	81
Mizuho Financial Group	1,752	24,943
NEC	169	9,217
Nidec	209	23,324
Takeda Pharmaceutical	618	20,540

Total Japan		245,406

South Africa — 0.8%
Anglo American Platinum	45	3,898
AngloGold Ashanti	315	4,973
Gold Fields	687	5,624
Impala Platinum Holdings	629	7,171
Nedbank Group	293	3,406
Standard Bank Group	1,035	9,841
Vodacom Group	558	5,337

Total South Africa		40,250

Spain — 0.8%
Atlantica Sustainable
Infrastructure PLC	344	11,872
Industria de Diseno Textil	919	33,873

Total Spain		45,745

Switzerland — 8.8%
Barry Callebaut	2	4,550
Nestle	2,389	288,900
Novartis	2,034	167,683
Sonova Holding	44	16,770

Total Switzerland		477,903

United Kingdom — 3.6%
GlaxoSmithKline PLC	4,127	78,050
ITV PLC	2,887	4,147
Lloyds Banking Group PLC	58,504	36,710
Mondi PLC	387	9,540
Natwest Group PLC	4,260	12,909
Pearson PLC	592	5,678
Pennon Group PLC	312	4,763
Unilever PLC	802	43,278

Total United Kingdom		195,075

United States — 61.1%
Communication Services— 6.2%
Alphabet, Cl A*	68	$181,799
Alphabet, Cl C*	54	143,927
Interpublic Group	321	11,771

		337,497

Consumer Discretionary— 6.5%
Ford Motor	3,307	46,827
Gap	167	3,791
General Motors*	1,075	56,664
Lululemon Athletica*	96	38,851
McDonald’s	616	148,524
NIKE, Cl B	43	6,245
VF	268	17,953
Yum! Brands	244	29,843

		348,698

Consumer Staples— 5.4%
Colgate-Palmolive	696	52,604
Mondelez International, Cl A	1,158	67,372
PepsiCo	1,136	170,866

		290,842

Financials— 11.6%
Bank of America	6,380	270,831
Hannon Armstrong Sustainable Infrastructure Capital‡	228	12,193

Impact Shares Sustainable Development Goals Global Equity ETF Schedule of Investments September 30, 2021 (Unaudited)

Description	Shares	Fair Value

JPMorgan Chase	1,798	$294,315
Moody’s	131	46,519
Morgan Stanley	67	6,520

		630,378

Health Care— 7.9%
AbbVie	1,447	156,088
Anthem	203	75,678
Edwards Lifesciences*	509	57,624
Medtronic PLC	1,106	138,637

		428,027

Industrials— 2.0%
CSX	1,491	44,342
Nordson	43	10,241
United Airlines Holdings*	267	12,701
Verisk Analytics, Cl A	132	26,435
Xylem	146	18,057

		111,776

Information Technology— 20.2%
Accenture PLC, Cl A	522	166,998
Cisco Systems	3,507	190,886
Dell Technologies, Cl C*	205	21,328
Enphase Energy*	423	63,438
First Solar*	371	35,416
Hewlett Packard Enterprise	1,081	15,404
HP	1,013	27,716
Intel	3,365	179,287
QUALCOMM	937	120,854
salesforce.com*	756	205,042
SolarEdge Technologies*	169	44,822
Western Digital*	252	14,223

		1,085,414

Materials— 0.6%
Newmont	655	35,566

Real Estate— 0.3%
Healthpeak Properties‡	427	14,296

Utilities— 0.4%
Brookfield Renewable, Cl A	561	21,772

Total United States		3,304,266

Total Common Stock (Cost $4,949,775)		5,349,577

PREFERRED STOCK— 0.1%

Germany — 0.1%
Bayerische Motoren Werke	46	3,517

Total Germany		3,517

Total Preferred Stock (Cost $4,006)		3,517

WARRANT — 0.0%
Occidental Petroleum Expires, 8/6/27 Strike Price 22.00*	21	249

Total Warrants (Cost $-)		249

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 1.4%
Invesco Government & Agency, Cl Institutional, 0.026% (A)	77,536	$77,536

Total Short-Term Investment (Cost $77,536)		77,536

Total Investments - 100.4% (Cost $5,031,317)		$5,430,879

Percentages are based on Net Assets of $5,410,912.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of September 30, 2021.

Cl — Class

PLC — Public Limited Company

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0700

Impact Shares Affordable Housing MBS ETF Schedule of Investments September 30, 2021 (Unaudited)

Description	Face Amount/ Shares	Fair Value

MORTGAGE-BACKED SECURITIES — 95.3%

Agency Mortgage-Backed Obligations — 95.3%
FHLMC
6.000%, 12/01/2023	$207,745	$232,668
5.500%, 02/01/2029	128,315	143,154
5.000%, 03/01/2050	42,491	46,652
4.500%, 01/01/2049 to 03/01/2050	1,071,231	1,159,248
4.000%, 04/01/2048 to 06/01/2048	2,168,634	2,322,152
3.000%, 10/01/2050 to 11/01/2050	9,011,634	9,439,940
2.500%, 08/01/2051 to 10/01/2051	4,963,273	5,122,028
2.000%, 08/01/2035 to 10/01/2051	10,397,439	10,522,033
1.500%, 07/01/2036 to 09/01/2051	1,307,595	1,292,226
FNMA
5.500%, 04/01/2031	229,997	256,550
5.000%, 12/01/2048 to 03/01/2050	700,252	770,683
4.500%, 11/01/2048 to 05/01/2049	976,359	1,053,183
4.000%, 07/01/2048 to 07/01/2050	2,352,486	2,522,146
3.500%, 05/01/2035 to 01/01/2051	7,389,942	7,822,508
3.000%, 04/01/2025 to 07/01/2035	1,433,231	1,508,851
2.500%, 05/01/2026 to 10/01/2051	11,570,789	11,976,603
2.000%, 04/01/2036 to 10/01/2051	12,580,680	12,653,889
1.500%, 08/01/2036 to 09/01/2051	3,340,619	3,305,876
FNMA or FHLMC TBA
3.500%, 10/01/2040	940,000	997,878
3.000%, 10/15/2027 to 10/15/2042	1,180,000	1,238,918
2.500%, 10/01/2042	880,000	907,328
2.000%, 10/15/2036 to 10/15/2051	2,920,000	2,948,805
GNMA
5.000%, 03/20/2050	260,580	282,029
4.500%, 02/20/2050	732,254	782,313
4.000%, 10/20/2050 to 01/20/2051	1,522,096	1,618,243
3.500%, 12/20/2050	2,934,288	3,086,240
3.000%, 03/20/2050	3,852,838	4,030,215
2.500%, 08/20/2051	1,699,157	1,760,330

Total Mortgage-Backed Securities (Cost $90,387,338)		89,802,689

SHORT-TERM INVESTMENT — 5.6%
Morgan Stanley Institutional Liquidity Fund, Government Portfolio, Institutional Cl 0.009% (A)	5,240,948	5,240,948

Total Short-Term Investment (Cost $5,240,948)		5,240,948

Total Investments - 100.9% (Cost $95,628,286)		$95,043,637

Percentages are based on Net Assets of $94,152,953.

(A)	Rate shown represents the 7-day effective yield as of September 30, 2021.

Cl - Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

TBA — To Be Announced

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Mortgage-Backed Securities	$—	$89,802,689	$—	$89,802,689
Short-Term Investment	5,240,948	—	—	5,240,948

Total Investments in Securities	$5,240,948	$89,802,689	$—	$95,043,637

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0700